ASSETS AND LIABILITIES CLASSIFIED AS HELD FOR SALE (Tables)	6 Months Ended
Jun. 30, 2026
Disclosure of detailed information about assets and liabilities classified as held for sale [Abstract]
Disclosure of detailed information about assets and liabilities classified as held for sale
The major classes of assets and liabilities of the businesses classified as held for sale are as follows:

US$ MILLIONS	June 30, 2026
Assets
Cash and cash equivalents	$8
Accounts receivable and other current assets	107
Property, plant and equipment	960
Other non-current assets	261
Total assets classified as held for sale	$1,336

Liabilities
Accounts payable and other liabilities	$70
Deferred income tax liability	5
Non-recourse borrowings	808
Total liabilities directly associated with assets classified as held for sale	883
Net assets classified as held for sale	$453